Available for Sale Debt Securities - Narrative (Detail)		1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 05, 2019 USD ($) $ / shares shares	Feb. 29, 2020	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Payment	Mar. 31, 2019 USD ($)
Debt and Equity Securities, FV-NI [Line Items]
Purchase of available for sale debt securities	$ 125,000,000		$ 0	$ 125,117,000	$ 125,121,000
Reduction of the investment			190,954,000		131,280,000
Milestone payments receivable						$ 150,000,000
Tecfidera
Debt and Equity Securities, FV-NI [Line Items]
Number of potential milestone payments | Payment						22
Milestone payments						$ 600,000,000
Realized gain on available for sale securities						419,500,000
Reduction of the investment						180,500,000
Milestone payments receivable							$ 150,000,000
Maximum | Tecfidera
Debt and Equity Securities, FV-NI [Line Items]
Maximum Cumulative sales for Milestone payments						$ 20,000,000,000
Preferred Shares
Debt and Equity Securities, FV-NI [Line Items]
Number of shares purchased (in shares) | shares	2,495
Price per share (in USD per share) | $ / shares	$ 50,100.00
Additional issuance, purchase price, maximum	$ 75,000,000
Additional issuance, purchase price, minimum	$ 25,000,000
Redemption price, percentage	200.00%
Redemption default, interest rate	18.00%
Redemption default, threshold period	1 year
Percentage redeemed		200.00%
Reduction of the investment			$ 190,954,000		$ 131,280,000
Preferred Shares | Redemption, Period One
Debt and Equity Securities, FV-NI [Line Items]
Redemption price, percentage	150.00%
Preferred Shares | Redemption, Period One | Maximum
Debt and Equity Securities, FV-NI [Line Items]
Redemption price, percentage	200.00%
Preferred Shares | Redemption, Period Two
Debt and Equity Securities, FV-NI [Line Items]
Redemption price, percentage	200.00%
Preferred Shares | Redemption, Period Three
Debt and Equity Securities, FV-NI [Line Items]
Redemption price, percentage	120.00%
Preferred Shares | Redemption, Period Four
Debt and Equity Securities, FV-NI [Line Items]
Redemption price, percentage	200.00%